Shareholder Report, Holdings (Details)_12 - Initial Class	Jun. 30, 2024
Discount Notes [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%